FAIR VALUE MEASUREMENTS (Details 2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Fair Value Measurement Disclosures
Corporate borrowings	$ 1,771,628	$ 1,775,132	$ 2,069,672
Significant other observable inputs (Level 2)
Other Fair Value Measurement Disclosures
Current Maturities of Corporate Borrowings	14,577	14,390	7,779
Corporate Borrowings	1,788,035	1,765,678	2,090,332
Significant unobservable inputs (Level 3)
Other Fair Value Measurement Disclosures
Current Maturities of Corporate Borrowings	1,389	1,389	1,389
Corporate Borrowings	5,555	5,555	6,944
Total Carrying Value
Other Fair Value Measurement Disclosures
Current Maturities of Corporate Borrowings	15,873
Corporate borrowings	$ 1,771,628